Severance, acquisition and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Analysis of income and expense [abstract]
Severance	$ (38)	$ (7)	$ (56)	$ (104)
Acquisition and other	(2)	0	3	8
Total severance, acquisition and other costs	$ (40)	$ (7)	$ (53)	$ (96)